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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA      August 21, 2008
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        100
                                        ------------------
Form 13F Information Table Value Total:      102,067
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
Column 1                     Column 2 Column 3   Column 4 Column 5          Column 6 Column 7 Column 8
       Name of Issuer        Title of   Cusip     Value   SHARES/ SH/PRNPUT/ INVSTMT   OTHER   VOTING  AUTH
                               Class              (X$1000)PRN AMT       CALL DSCRETN MANAGERS   SOLE  SHARED  NONE
3M Company                   COM      88579Y101        201    2900SH        SOLE                  2900
AT&T Inc.                    COM      00206R102       4024  119443SH        SOLE                119443
ATP Oil & Gas                COM      00208J108       4013  101675SH        SOLE                101675
Abbott Laboratories          COM      002824100       4073   76901SH        SOLE                 76901
Aetna Inc.                   COM      00817Y108        340    8400SH        SOLE                  8400
Amphenol Corporation         COM      032095101       1807   40280SH        SOLE                 40280
Anheuser-Busch Co            COM      035229103         14     234SH        SOLE                   234
Apple Computer Inc.          COM      037833100         33     200SH        SOLE                   200
Archer Daniels Midland       COM      039483102       3481  103145SH        SOLE                103145
Atwood Oceanics              COM      050095108       2769   22275SH        SOLE                 22275
Autodesk Inc.                COM      052769106       2500   73949SH        SOLE                 73949
Automatic Data Processing, InCOM      053015103         37     900SH        SOLE                   900
Avery Dennison Corp.         COM      053611109         35     800SH        SOLE                   800
BE Aerospace                 COM      073302101          3     140SH        SOLE                   140
BP PLC ADS                   COM      055622104        628    9032SH        SOLE                  9032
BRE Properties Inc.          COM      05564E106         43    1000SH        SOLE                  1000
Bank of America Corp.        COM      060505104         84    3526SH        SOLE                  3526
Berkshire Hathaway cl B      COM      084670207         28       7SH        SOLE                     7
Boeing Company               COM      097023105         44     680SH        SOLE                   680
Bristol-Myers Squibb         COM      110122108         65    3200SH        SOLE                  3200
Burlington North SF          COM      12189T104         12     123SH        SOLE                   123
Cardinal Health Inc.         COM      14149Y108         23     450SH        SOLE                   450
Cerner Corporation           COM      156782104       2759   61085SH        SOLE                 61085
Chevron Corp                 COM      166764100       2395   24169SH        SOLE                 24169
Cisco Systems Inc.           COM      17275R102       1993   85685SH        SOLE                 85685
Clorox Company               COM      189054109        114    2200SH        SOLE                  2200
Coca-Cola Company            COM      191216100         76    1465SH        SOLE                  1465
Comcast cl A                 COM      20030N101       2670  140800SH        SOLE                140800
ConocoPhillips               COM      20825C104       1918   20321SH        SOLE                 20321
Digital Music Group Inc      COM      25388x205         12    2054SH        SOLE                  2054
DuPont de Nemour             COM      263534109        495   11550SH        SOLE                 11550
Energen Corporation          COM      29265N108       1937   24828SH        SOLE                 24828
Energizer Holdings I         COM      29266R108         14     200SH        SOLE                   200
Esterline Technologies       COM      297425100       3844   78038SH        SOLE                 78038
Exelon Corp.                 COM      30161N101         35     400SH        SOLE                   400
Expeditors Int'l of WashingtoCOM      302130109         41     963SH        SOLE                   963
Exxon Mobil Corporati        COM      30231G102       1973   22398SH        SOLE                 22398
Fed National Mtg Assg        COM      313586109         11     600SH        SOLE                   600
Genentech Inc.               COM      368710406         71     947SH        SOLE                   947
General Electric Co          COM      369604103       1036   38820SH        SOLE                 38820
Genzyme Corp.                COM      372917104       3582   49839SH        SOLE                 49839
Goldman Sachs Group Inc      COM      38141G104       1037    5930SH        SOLE                  5930
Goodrich Corp                COM      382388106        279    5890SH        SOLE                  5890
Graftech Intl. Ltd.          COM      384313102       1359   50675SH        SOLE                 50675
Granite Construction         COM      387328107         15     500SH        SOLE                   500
HCP Inc Com                  COM      40414L109         24     780SH        SOLE                   780
Healthsouth Corp             COM      421924101         16     977SH        SOLE                   977
Hershey Foods Corp.          COM      427866108         32    1000SH        SOLE                  1000
Hewlett-Packard Co           COM      428236103        114    2594SH        SOLE                  2594
Home Depot Inc.              COM      437076102         14     600SH        SOLE                   600
IBM Corp                     COM      459200101        100     850SH        SOLE                   850
Intel Corporation            COM      458140100        116    5434SH        SOLE                  5434
Intercontinental Exchange, InCOM      45865V100         50     440SH        SOLE                   440
Ion Geophysical Corp.        COM      462044108       2612  149725SH        SOLE                149725
JPMorgan Chase & Co          COM      46625H100        286    8362SH        SOLE                  8362
Johnson & Johnson            COM      478160104       1261   19600SH        SOLE                 19600
Juniper Networks             COM      48203R104       2706  122040SH        SOLE                122040
Kansas City Southern         COM      485170302       2955   67185SH        SOLE                 67185
Kimberly-Clark Corp.         COM      494368103        104    1750SH        SOLE                  1750
Longs Drug Stores Corp       COM      543162101       2735   64950SH        SOLE                 64950
Lubrizol Corporation         COM      549271104       2282   49275SH        SOLE                 49275
Manitowoc Company Inc        COM      563571108       3092   95064SH        SOLE                 95064
Manpower                     COM      56418H100       3456   59350SH        SOLE                 59350
Manulife Financial Co        COM      56501R106         55    1600SH        SOLE                  1600
Medtronic Inc.               COM      585055106         62    1200SH        SOLE                  1200
Merck & Co. Inc.             COM      589331107        592   15708SH        SOLE                 15708
Microsoft Corporation        COM      594918104         74    2700SH        SOLE                  2700
Morgan Stanley               COM      617446448        108    3000SH        SOLE                  3000
Motorola Inc.                COM      620076109         18    2510SH        SOLE                  2510
NII Holdings Inc.            COM      62913F201       2676   56365SH        SOLE                 56365
Netflix Inc.                 COM      64110L106       1322   50735SH        SOLE                 50735
Network Appliance In         COM      64110D104        903   41690SH        SOLE                 41690
Noble Corp                   COM      G65422100       2923   45011SH        SOLE                 45011
Occidental Petroleum         COM      674599105       2856   31788SH        SOLE                 31788
Oshkosh Truck Corpora        COM      688239201        264   12780SH        SOLE                 12780
Parexel Intl Corp            COM      699462107       2846  108205SH        SOLE                108205
Pfizer Inc.                  COM      717081103         52    3000SH        SOLE                  3000
Praxair Inc                  COM      74005P104         72     770SH        SOLE                   770
Precision Castparts          COM      740189105         33     350SH        SOLE                   350
Procter & Gamble Co.         COM      742718109        565    9300SH        SOLE                  9300
Public Svc Ent Grp           COM      744573106         27     600SH        SOLE                   600
Reliance Steel               COM      759509102       2799   36310SH        SOLE                 36310
Research in Motion Ltd.      COM      760975102         85     730SH        SOLE                   730
Schering-Plough Corp.        COM      806605101         27    1400SH        SOLE                  1400
Sempra Energy                COM      816851109         44     783SH        SOLE                   783
Sprint Nextel Co.            COM      852061100         24    2535SH        SOLE                  2535
Sunpower Corp.               COM      867652109       2134   29660SH        SOLE                 29660
T Rowe Price Group Inc       COM      74144T108        301    5332SH        SOLE                  5332
The Medicines Company        COM      584688105       2412  121715SH        SOLE                121715
UST Inc.                     COM      902911106        262    4800SH        SOLE                  4800
United Technologies          COM      913017109        160    2600SH        SOLE                  2600
Unitedhealth Group, Inc.     COM      91324p102         44    1700SH        SOLE                  1700
Varian Inc.                  COM      922206107          6     119SH        SOLE                   119
Vodafone Group PLC ADS       COM      92857W209         83    2827SH        SOLE                  2827
Wal-Mart Stores Inc.         COM      931142103         19     340SH        SOLE                   340
Walt Disney Company          COM      254687106         37    1200SH        SOLE                  1200
Weingarten Rlty Inv          COM      948741103         33    1120SH        SOLE                  1120
Whirlpool Corporation        COM      963320106       1646   26670SH        SOLE                 26670
Wyeth                        COM      983024100        215    4500SH        SOLE                  4500
XTO Energy Inc               COM      98385X106       2351   34329SH        SOLE                 34329
Zimmer Holdings Inc          COM      98956P102         12     180SH        SOLE                   180